Restricted Net Assets (Details)	Dec. 31, 2025 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of annual after tax profit to general reserve	10.00%
Percentage of general reserve reached of registered capital	50.00%
Net Assets (in Yuan Renminbi)	¥ 25,721,681